Schedule II Valuation And Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provision for Uncollectible Accounts [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 0.4	$ 0.9	$ 1.1
Additions	3.0	3.0	3.4
Deductions	0.6	3.5	3.6
Balance at End of Period	2.8	0.4	0.9
Valuation Allowance For Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	29.0	29.9	36.3
Additions	11.0	2.2	1.7
Deductions	1.0	3.1	8.1
Balance at End of Period	$ 39.0	$ 29.0	$ 29.9